Exposures	3 Months Ended
Mar. 31, 2018
Exposures
Exposures

Note 10. Exposures

Net exposures are reported after taking into consideration effects of guarantees and credit default swaps. Amounts are calculated in accordance with capital adequacy calculations, but before the application of credit conversion factors.

Total net exposures

Skr bn	Credits & interest-bearing securitites				Undisbursed credits, derivatives, etc				Total
Classified by type of	March 31, 2018		December 31, 2017		March 31, 2018		December 31, 2017		March 31, 2018		December 31, 2017
counterparty	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	105.9	40.4	97.1	39.6	65.2	84.7	70.0	85.1	171.1	50.4	167.1	51.1
Regional governments	13.5	5.1	11.4	4.7	—	—	—	—	13.5	4.0	11.4	3.5
Multilateral development banks	2.8	1.1	0.0	0.0	—	—	—	—	2.8	0.8	0.0	0.0
Public Sector Entity	1.4	0.5	0.4	0.2	—	—	—	—	1.4	0.4	0.4	0.1
Financial institutions	32.2	12.3	32.7	13.3	6.4	8.3	5.9	7.2	38.6	11.4	38.6	11.8
Corporates	106.6	40.6	103.4	42.2	5.4	7.0	6.3	7.7	112.0	33.0	109.7	33.5

Total	262.4	100.0	245.0	100.0	77.0	100.0	82.2	100.0	339.4	100.0	327.2	100.0

Net exposure by region and exposure class, as of March 31, 2018

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	2.7	2.3	—	0.8	148.4	12.9	3.3	171.1
Regional governments	—	—	—	—	—	—	13.2	0.3	—	13.5
Multilateral development banks	—	—	—	—	—	—	—	2.8	—	2.8
Public Sector Entity	—	—	—	—	—	—	—	1.4	—	1.4
Financial institutions	—	2.9	0.5	8.0	1.1	0.3	9.1	16.4	0.3	38.6
Corporates	5.0	3.7	2.1	2.7	—	3.4	76.2	18.8	0.1	112.0
Total	5.0	7.3	5.3	13.0	1.1	4.5	246.9	52.6	3.7	339.4

Net exposure by region and exposure class, as of December 31, 2017

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public Sector Entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7

Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Net exposure European countries, excluding Sweden

Skr bn	March 31, 2018	December 31, 2017
France	10.4	10.3
United Kingdom	7.4	7.7
Norway	6.5	6.2
Finland	6.4	7.1
Denmark	4.2	4.8
Luxembourg	3.7	0.4
Germany	3.7	4.7
Poland	3.3	3.1
The Netherlands	3.1	2.6
Belgium	2.5	0.9
Spain	2.4	2.6
Austria	1.2	0.1
Ireland	0.4	0.4
Switzerland	0.4	0.5
Latvia	0.2	0.2
Iceland	0.2	0.2
Italy	0.1	0.1
Russia	0.1	0.1
Estonia	0.1	0.1
Hungary	0.0	0.0
Total	56.3	52.1